UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                            Form 13F COVER PAGE

  THIS FILING LISTS SECURITIES HOLDINGS REPORTED IN THE FORM 13F
  FILED ON FEBRUARY 14, 2002 PURSUANT TO A REQuEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON THE
  DATES INDICATED IN THE TABLES BELOW.

  Report for the Calendar Year or Quarter Ended: December 31, 2001

  Check here if Amendment { X }; Amendment Number: __1__
      This Amendment (Check only one.):  {   } is a restatement.
                                         { X } adds new holdings entries.

  Institutional Investment Manager Filing this Report:

  Name:    Citigroup Inc.
  Address: 399 Park Avenue,
           New York, New York 10043

  Form 13F File Number: 28-2427

  The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

  Person Signing this Report on Behalf of Reporting Manager:

  Name:   Serena D Moe
  Title:  Assistant Secretary
  Phone:  (212) 559-1000

  Signature, Place, and Date of Signing:



  /s/ Serena D. Moe                New York, New York           March 26, 2004

  Report Type (Check only one.):

  { X } 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

  {   } 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

  {   } 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE
  Report Summary:

  Number of Other Included Managers:  			         5
  Form 13F Information Table Entry Total:                       53
  Form 13F Information Table Value Total:        $     441,771,000

  List of Other Included Managers:

  Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

  No.  Form 13F File Number   	Name


   2   28-1876              	Associated Madison Companies, Inc.
  20   28-5154              	Citigroup Insurance Holding Corporation
                            	(f/k/a PFS Services, Inc.)
  36   28-1299              	The Travelers Insurance Company
  37   28-4152              	Travelers Property Casualty Corp.
				(f/k/a The Travelers Insurance Group Inc.)
  42   28-6022              	Tribeca Management LLC


                                              FORM 13F INFORMATION TABLE AS OF DECEMBER 31, 2001:
                                  POSITIONS FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON MAY 14, 2002

                               TITLE            FAIR MARKET SHARES OR    INVESTMENT                                VOTING
                                 OF                VALUE    PRINCIPAL    DISCRETION                               AUTHORITY
        NAME OF ISSUER         CLASS   CUSIP       (000)     AMOUNT      SOLE SHARED       MANAGERS        SOLE    SHARED   NONE
             (1)                (2)      (3)        (4)        (5)           (6)              (7)                   (8)
                                                                         (A) (B) (C)                       (A)      (B)       (C)
--------------------------     -----  ---------  ---------  -----------  -----------     -------------    -----  ---------- --------
RTS ELAN CORP PLC              EQU    G29539148      56     429,100          X          2,20,36,37,42                       429,100
INDIGO-EUR                     EQU    N44495104   2,696     375,000          X          2,20,36,37,42                       375,000
CONESTOGA ENTERPRISES INC      EQU    207015108   1,918      60,000          X          2,20,36,37,42                        60,000
DAL-TILE INTL INC              EQU    23426R108   5,768     250,000          X          2,20,36,37,42                       250,000
IMMUNEX CORP NEW               EQU    452528102   4,733     170,000          X          2,20,36,37,42                       170,000
NIAGARA MOHAWK HLDGS INC       EQU    653520106     895      50,000          X          2,20,36,37,42                        50,000
ORION POWER HOLDINGS           EQU    686286105   8,483     325,000          X          2,20,36,37,42                       325,000
TELECORP PCS INC CLASS A       EQU    879300101   5,116     400,000          X          2,20,36,37,42                       400,000
WESTCOAST ENERGY INC           EQU    95751D102   5,430     205,000          X          2,20,36,37,42                       205,000
WILLAMETTE INDUSTRIES INC      EQU    969133107   1,520      30,000          X          2,20,36,37,42                        30,000

TOTAL                                            36,615





                                              FORM 13F INFORMATION TABLE AS OF DECEMBER 31, 2001:
                                  POSITIONS FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON FEBRUARY 14, 2003

                               TITLE             FAIR MARKET SHARES OR  INVESTMENT                                VOTING
                                 OF                 VALUE   PRINCIPAL  DISCRETION                               AUTHORITY
        NAME OF ISSUER         CLASS   CUSIP        (000)    AMOUNT    SOLE SHARED       MANAGERS        SOLE     SHARED    NONE
             (1)                (2)      (3)         (4)      (5)          (6)              (7)                     (8)
                                                                       (A) (B) (C)                        (A)       (B)      (C)
------------------------------ ------ ---------   -------  ----------  -----------  --------------      -------- ------- -----------
GLOBAL CROSSING CONV PFD       EQU    G3921A126        96      55,000       X       2,20,36,37,42                            55,000
GLOBAL CROSSING LTD 6.75%      EQU    G3921A134       641     125,000       X       2,20,36,37,42                           125,000
AFFIL MANAGERS GRP CONV        COR    008252AC2     9,263   9,500,000       X       2,20,36,37,42                         9,500,000
AKAMAI TECH CONV               COR    00971TAC5       524   1,000,000       X       2,20,36,37,42                         1,000,000
ALKERMES INC CONV BOND         COR    01642TAB4     2,680   4,000,000       X       2,20,36,37,42                         4,000,000
ALLIED RISER COMMUNICATIONS    COR    019496AA6       538   2,000,000       X       2,20,36,37,42                         2,000,000
ATMEL CORP CV                  COR    049513AE4    19,013  65,000,000       X       2,20,36,37,42                        65,000,000
AVAYA INC CONV                 COR    053499AA7     4,946   9,000,000       X       2,20,36,37,42                         9,000,000
BRINKER INTL INC ZERO CPN      COR    109641AA8     1,260   2,000,000       X       2,20,36,37,42                         2,000,000
CV THERAPEUTICS                COR    126667AB0    17,408  17,495,000       X       2,20,36,37,42                        17,495,000
CELL THERAPEUTIC INC CV        COR    150934AA5     5,750   6,250,000       X       2,20,36,37,42                         6,250,000
CEPHALON INC CONV              COR    156708AD1    19,103  18,000,000       X       2,20,36,37,42                        18,000,000
COR THERAPEUTICS INDUSTRIAL    COR    217753AD4     8,989   9,000,000       X       2,20,36,37,42                         9,000,000
COR THERAPEUTICS CONV          COR    217753AG7     5,910   6,000,000       X       2,20,36,37,42                         6,000,000
E TRADE GROUP                  COR    269246AB0     2,681   3,250,000       X       2,20,36,37,42                         3,250,000
E TRADE GROUP INC CV           COR    269246AC8    26,853  23,000,000       X       2,20,36,37,42                        23,000,000
ECHOSTAR COMMUNICATIONS CV     COR    278762AE9     4,575   5,000,000       X       2,20,36,37,42                         5,000,000
ELECTRONIC DATA SYS CORP NEW   COR    285661AB0     4,100   5,000,000       X       2,20,36,37,42                         5,000,000
ENZON INC CV                   COR    293904AB4    26,950  27,500,000       X       2,20,36,37,42                        27,500,000
GLOBESPAN INC CONV             COR    379571AB8     2,678   3,000,000       X       2,20,36,37,42                         3,000,000
INHALE THERAPEUTICS INC CONV   COR    457191AG9     6,191   9,750,000       X       2,20,36,37,42                         9,750,000
INHALE THERAPEUTICS INC CONV   COR    457191AH7    11,589  18,250,000       X       2,20,36,37,42                        18,250,000
INVITROGEN INC CV              COR    46185RAC4       961   1,000,000       X       2,20,36,37,42                         1,000,000
LUCENT TECHNOLOGIES INC 8% RED EQU    549463206    10,774      91,500       X       2,20,36,37,42                            91,500
MEDTRONIC INC CONV             COR    585055AA4    15,488  15,000,000       X       2,20,36,37,42                        15,000,000
MERRILL LYNCH & CO CV          COR    590188A65    10,600  20,000,000       X       2,20,36,37,42                        20,000,000
NETWORK PLUS CONV PFD 7.50%    EQU    64122D605       256      50,000       X       2,20,36,37,42                            50,000
NORTEL NETWORKS CORP NEW       COR    656568AA0    24,688  25,000,000       X       2,20,36,37,42                        25,000,000
PROVINCE HEALTHCARE CV         COR    743977AD2     1,950   2,000,000       X       2,20,36,37,42                         2,000,000
PROVIDIAN FINANCIAL CORP CONV  COR    74406AAA0       873   2,000,000       X       2,20,36,37,42                         2,000,000
RESMED INC CV GLOBAL           COR    761152AB3     2,153   2,000,000       X       2,20,36,37,42                         2,000,000
RIVER STONE NETWORK CV         COR    769320AA0     2,813   2,500,000       X       2,20,36,37,42                         2,500,000
ROYAL CARIBBEAN CRUISES LTD    COR    780153AM4    18,995  58,000,000       X       2,20,36,37,42                        58,000,000
SANMINA CORP CONV              COR    800907AD9       186     500,000       X       2,20,36,37,42                           500,000
SEPRACOR INC SUB DEB CONV      COR    817315AH7    11,165  11,000,000       X       2,20,36,37,42                        11,000,000
SEPRACOR INC CONV              COR    817315AL8    46,598  54,500,000       X       2,20,36,37,42                        54,500,000
SOLECTRON CORP CONV            COR    834182AL1     6,356  15,000,000       X       2,20,36,37,42                        15,000,000
SYMANTEC CORP CONV             COR    871503AA6     2,430   2,000,000       X       2,20,36,37,42                         2,000,000
TERADYNE INC CONV              COR    880770AC6    11,624   8,500,000       X       2,20,36,37,42                         8,500,000
TYCO INTL LTD CONV             COR    902124AC0    41,731  55,000,000       X       2,20,36,37,42                        55,000,000
USTINTERNETWORKING INV CV SUB  COR    917311AH5     3,910  23,000,000       X       2,20,36,37,42                        23,000,000
VIMPELCOM CONV                 COR    927185AA6     7,940   7,105,000       X       2,20,36,37,42                         7,105,000
WESTERN DIGITAL CORP CV S/D    COR    958102AH8     1,927   4,575,000       X       2,20,36,37,42                         4,575,000

TOTAL                                             405,156

